OTHER PAYABLES AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
OTHER PAYABLES AND ACCRUED LIABILITIES
Schedule of other payables and accrued liabilities

	December 31, 2020	December 31, 2019
		(Restated)
Financial liabilities
–Payable for capital expenditures	4,677,705	6,832,365
–Interest payable	533,382	494,341
–Payables withheld as guarantees and deposits	1,748,356	1,346,361
–Dividends payable by subsidiaries to non-controlling shareholders	289,791	518,360
–Consideration payable for investment projects	23,740	141,740
–Current portion of payables for mining rights	460,101	372,824
–Others	1,254,375	1,085,516
	8,987,450	10,791,507

Output value-added tax on pending	271,963	210,283
Taxes other than income taxes payable*	797,251	696,407
Accrued payroll and bonus	71,486	21,902
Staff welfare payables	323,180	258,654
Current portion of obligations in relation to early retirement schemes (Note 21)	279,470	415,470
Contribution payable for pension insurance	22,935	20,386
Others	273	999
	1,766,558	1,624,101

	10,754,008	12,415,608

*    Taxes other than income taxes payable mainly comprise accruals for value-added tax, resource tax, city construction tax and education surcharge.